Share capital, share premium and own shares - Transactions in Prudential plc shares (Details)	1 Months Ended																								12 Months Ended
	Dec. 31, 2019 USD ($) shares	Nov. 30, 2019 USD ($) shares	Oct. 31, 2019 USD ($) shares	Sep. 30, 2019 USD ($) shares	Aug. 31, 2019 USD ($) shares	Jul. 31, 2019 USD ($) shares	Jun. 30, 2019 USD ($) shares	May 31, 2019 USD ($) shares	Apr. 30, 2019 USD ($) shares	Mar. 31, 2019 USD ($) shares	Feb. 28, 2019 USD ($) shares	Jan. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Nov. 30, 2018 USD ($) shares	Oct. 31, 2018 USD ($) shares	Sep. 30, 2018 USD ($) shares	Aug. 31, 2018 USD ($) shares	Jul. 31, 2018 USD ($) shares	Jun. 30, 2018 USD ($) shares	May 31, 2018 USD ($) shares	Apr. 30, 2018 USD ($) shares	Mar. 31, 2018 USD ($) shares	Feb. 28, 2018 USD ($) shares	Jan. 31, 2018 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2019 £ / shares	Dec. 31, 2019 USD ($) shares	Nov. 30, 2019 £ / shares	Oct. 31, 2019 £ / shares	Sep. 30, 2019 £ / shares	Aug. 31, 2019 £ / shares	Jul. 31, 2019 £ / shares	Jun. 30, 2019 £ / shares	May 31, 2019 £ / shares	Apr. 30, 2019 £ / shares	Mar. 31, 2019 £ / shares shares	Feb. 28, 2019 £ / shares	Jan. 31, 2019 £ / shares	Dec. 31, 2018 £ / shares	Dec. 31, 2018 USD ($) shares	Nov. 30, 2018 £ / shares	Oct. 31, 2018 £ / shares	Sep. 30, 2018 £ / shares	Aug. 31, 2018 £ / shares	Jul. 31, 2018 £ / shares	Jun. 30, 2018 £ / shares	May 31, 2018 £ / shares	Apr. 30, 2018 £ / shares	Mar. 31, 2018 £ / shares	Feb. 28, 2018 £ / shares	Jan. 31, 2018 £ / shares
Transactions in Prudential plc shares
Cost of own shares deducted from retained earnings																												$ 183,000,000													$ 217,000,000
Shares held in trust for employee incentive plans
Transactions in Prudential plc shares
Number of shares held | shares																												8,400,000													9,600,000
Market value of shares held																												$ 161,000,000													$ 172,000,000
Number of shares purchased | shares	68,573	75,904	178,359	73,284	72,671	60,514	217,800	73,417	2,638,429	68,497	71,044	75,165	73,744	67,162	148,209	82,612	60,384	55,888	181,995	63,334	1,664,334	55,623	55,765	51,555	3,673,657	2,560,605
Cost of shares purchased	$ 1,178,206	$ 1,309,146	$ 3,148,811	$ 1,318,767	$ 1,318,593	$ 1,321,427	$ 4,484,773	$ 1,550,109	$ 54,052,710	$ 1,385,182	$ 1,390,865	$ 1,384,926	$ 1,323,949	$ 1,382,514	$ 3,223,238	$ 1,829,814	$ 1,404,285	$ 1,308,608	$ 4,432,511	$ 1,636,433	$ 40,997,710	$ 1,432,155	$ 1,402,089	$ 1,378,409	$ 73,843,515	$ 61,751,715
Shares held in authorized investment funds
Transactions in Prudential plc shares
Cost of own shares deducted from retained earnings																																									$ 25,000,000
Number of shares held | shares																																									3,000,000
Market value of shares held																																									$ 53,000,000
Minimum | Shares held in trust for employee incentive plans
Transactions in Prudential plc shares
IFRS Share Price | £ / shares																											£ 13.07		£ 13.38	£ 13.78	£ 14.14	£ 14.86	£ 17.47	£ 16.20	£ 16.35	£ 15.65	£ 15.20	£ 15.00	£ 14.25	£ 13.99		£ 15.95	£ 15.62	£ 16.95	£ 18.04	£ 17.68	£ 18.21	£ 18.91	£ 16.67	£ 18.25	£ 17.91	£ 19.18
Maximum | Shares held in trust for employee incentive plans
Transactions in Prudential plc shares
Number of shares held | shares																																					14,100,000
IFRS Share Price | £ / shares																											£ 13.13		£ 13.85	£ 14.24	£ 14.76	£ 15.21	£ 17.71	£ 16.36	£ 16.45	£ 16.73	£ 16.32	£ 15.18	£ 14.29	£ 14.30		£ 15.96	£ 16.84	£ 16.98	£ 18.10	£ 17.86	£ 18.65	£ 19.38	£ 17.95	£ 18.54	£ 18.10	£ 19.40